Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 91,186
Disposals
Provision for impairment losses	416	¥ 994	¥ 3,279
Ending balance	90,517	91,186
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	176,023	171,338
Additions	3,370	4,076
Transferred from construction in progress (Note 20)	5,354	11,813
Transferred from other assets (Note 30)	1,100
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	7,278	2,761
Transferred from right-of-use assets to investment properties (Note 21)	19
Transferred to assets held for sale (e)	(2,861)	(6,461)
Others		9
Disposals
-disposals (c)	(11,037)	(7,513)
-disposal of subsidiaries (d)	(2,215)
Ending balance	177,031	176,023	171,338
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,837	85,192
Depreciation charge for the year	8,659	8,835
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	3,738	1,202
Transferred from right-of-use assets to investment properties (Note 21)	1
Transferred to assets held for sale (e)	(2,178)	(2,812)
Disposals
-disposals (c)	(7,597)	(5,124)
-disposal of subsidiaries (d)	(1,347)
Provision for impairment losses	416	994
Impairment losses written off on disposals	(444)	(809)
Impairment losses transferred to assets held for sale		(2,641)
Impairment losses transferred from right-of-use assets (Note 21)	429
Ending balance	86,514	84,837	85,192
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	305
Disposals
Ending balance	341	305
Investment properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	541	522
Additions	0	0
Transferred from construction in progress (Note 20)	0	0
Transferred from other assets (Note 30)	0
Reclassification on change of holding intention
- transferred to other property, plant and equipment	(122)	(32)
- transferred from other property, plant and equipment	146	50
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Transferred from right-of-use assets to investment properties (Note 21)	19
Transferred to assets held for sale (e)	0	0
Others		9
Disposals
-disposals (c)	(7)	(8)
-disposal of subsidiaries (d)	0
Ending balance	577	541	522
Investment properties [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	236	210
Depreciation charge for the year	19	16
Reclassification on change of holding intention
- transferred to other property, plant and equipment	(38)	(19)
- transferred from other property, plant and equipment	25	35
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Transferred from right-of-use assets to investment properties (Note 21)	1
Transferred to assets held for sale (e)	0	0
Disposals
-disposals (c)	(7)	(6)
-disposal of subsidiaries (d)	0
Provision for impairment losses	0	0
Impairment losses written off on disposals	0	0
Impairment losses transferred to assets held for sale		0
Impairment losses transferred from right-of-use assets (Note 21)	0
Ending balance	236	236	210
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,397
Disposals
Ending balance	18,373	17,397
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,505	21,475
Additions	30	66
Transferred from construction in progress (Note 20)	788	2,097
Transferred from other assets (Note 30)	1,012
Reclassification on change of holding intention
- transferred to other property, plant and equipment	122	32
- transferred from other property, plant and equipment	(146)	(50)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	0	0
Others		0
Disposals
-disposals (c)	(65)	(115)
-disposal of subsidiaries (d)	(62)
Ending balance	25,184	23,505	21,475
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,108	5,440
Depreciation charge for the year	758	712
Reclassification on change of holding intention
- transferred to other property, plant and equipment	38	19
- transferred from other property, plant and equipment	(25)	(35)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	0	0
Disposals
-disposals (c)	(29)	(28)
-disposal of subsidiaries (d)	(39)
Provision for impairment losses	0	0
Impairment losses written off on disposals	0	0
Impairment losses transferred to assets held for sale		0
Impairment losses transferred from right-of-use assets (Note 21)	0
Ending balance	6,811	6,108	5,440
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,190
Disposals
Ending balance	59,410	59,190
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116,090	114,380
Additions	2,356	2,855
Transferred from construction in progress (Note 20)	4,360	8,796
Transferred from other assets (Note 30)	88
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	7,032	2,761
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	(2,861)	(6,309)
Others		0
Disposals
-disposals (c)	(10,558)	(6,393)
-disposal of subsidiaries (d)	0
Ending balance	116,507	116,090	114,380
Aircraft [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,900	59,517
Depreciation charge for the year	5,601	5,673
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	3,680	1,202
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	(2,178)	(2,746)
Disposals
-disposals (c)	(7,239)	(4,270)
-disposal of subsidiaries (d)	0
Provision for impairment losses	348	914
Impairment losses written off on disposals	(444)	(809)
Impairment losses transferred to assets held for sale		(2,581)
Impairment losses transferred from right-of-use assets (Note 21)	429
Ending balance	57,097	56,900	59,517
Other flight equipment including rotables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,103
Disposals
Ending balance	8,743	10,103
Other flight equipment including rotables [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,353	25,025
Additions	554	487
Transferred from construction in progress (Note 20)	65	434
Transferred from other assets (Note 30)	0
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	246	0
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	0	(152)
Others		0
Disposals
-disposals (c)	(186)	(441)
-disposal of subsidiaries (d)	(2,114)
Ending balance	23,918	25,353	25,025
Other flight equipment including rotables [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,250	14,308
Depreciation charge for the year	1,215	1,394
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	58	0
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	0	(66)
Disposals
-disposals (c)	(137)	(406)
-disposal of subsidiaries (d)	(1,279)
Provision for impairment losses	68	80
Impairment losses written off on disposals	0	0
Impairment losses transferred to assets held for sale		(60)
Impairment losses transferred from right-of-use assets (Note 21)	0
Ending balance	15,175	15,250	14,308
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,191
Disposals
Ending balance	3,650	4,191
Machinery, equipment and vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,534	9,936
Additions	430	668
Transferred from construction in progress (Note 20)	141	486
Transferred from other assets (Note 30)	0
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	0	0
Others		0
Disposals
-disposals (c)	(221)	(556)
-disposal of subsidiaries (d)	(39)
Ending balance	10,845	10,534	9,936
Machinery, equipment and vehicles [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,343	5,717
Depreciation charge for the year	1,066	1,040
Reclassification on change of holding intention
- transferred to other property, plant and equipment	0	0
- transferred from other property, plant and equipment	0	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Transferred from right-of-use assets to investment properties (Note 21)	0
Transferred to assets held for sale (e)	0	0
Disposals
-disposals (c)	(185)	(414)
-disposal of subsidiaries (d)	(29)
Provision for impairment losses	0	0
Impairment losses written off on disposals	0	0
Impairment losses transferred to assets held for sale		0
Impairment losses transferred from right-of-use assets (Note 21)	0
Ending balance	¥ 7,195	¥ 6,343	¥ 5,717